Tax on Profit on Ordinary Activities (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Summary of current tax

	Six Months Ended December 31
	2022 £’000	2021 £’000
Current tax	12,092	8,047